Other payables to third parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other payables to third parties
Interest	¥ 303,380	¥ 181,857
Purchases of property, plant and equipment	198,450	195,069
Payables for project assets	187,230	134,667
Miscellaneous tax payables	53,275	34,033
Logistic charges	50,833	48,132
Payable for land use rights	30,000	33,000
Deposits	21,162	21,679
Capital lease (Refer to Note 13)	12,805
Labor services payables	63	8,634
Others	37,075	36,300
Total other payables	¥ 894,273	¥ 693,371